Commitments And Contingencies (Long-Term Operating Commitments) (Details) $ in Millions	Aug. 31, 2022 CAD ($)
Disclosure of finance lease and operating lease by lessee [line items]
Purchase obligations	$ 1,143	[1]
Property, Plant and Equipment	228
Within one year [Member]
Disclosure of finance lease and operating lease by lessee [line items]
Purchase obligations	578	[1]
Property, Plant and Equipment	226
1-3 Years [Member]
Disclosure of finance lease and operating lease by lessee [line items]
Purchase obligations	288	[1]
Property, Plant and Equipment	2
3-5 years [Member]
Disclosure of finance lease and operating lease by lessee [line items]
Purchase obligations	120	[1]
Property, Plant and Equipment	0
Over 5 years [Member]
Disclosure of finance lease and operating lease by lessee [line items]
Purchase obligations	157	[1]
Property, Plant and Equipment	$ 0

[1]	Includes contractual obligations under service, product, and wireless device contracts, program related agreements and exclusive rights to use intellectual property in Canada.